Prepayments and Other Receivables, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	May 17, 2023	Mar. 28, 2023
Prepayments and Other Receivables [Abstract]
Other receivables	$ 100,013			$ 100,013
Receivables	225,668	517,359	$ 80,010
Allowance for expected credit loss	$ 2,076